Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Emerging Markets Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class A
Trading Symbol	EEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 149	1.42%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the
Average
Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail
and
electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining
sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	9.77	1.76	1.95
Class A (including sales charges)	3.44	0.56	1.35
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,115,762,572
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 12,176,489
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Advisor Class
Trading Symbol	CEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 123	1.17%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy
and
industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-
based
casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	10.11	2.02	2.21
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,115,762,572
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 12,176,489
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Fund Class C
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class C
Trading Symbol	EEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 227	2.18%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund
Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer
staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.01	1.01	1.20
Class C (including sales charges)	8.01	1.01	1.20
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,115,762,572
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 12,176,489
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	UMEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 123	1.17%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials
sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants &
leisure
, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.10	2.02	2.21
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,115,762,572
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 12,176,489
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 2 Class
Trading Symbol	CEKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the
period
presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer
, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.17	2.14	2.34
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,115,762,572
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 12,176,489
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Emerging Markets Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 3 Class
Trading Symbol	CEKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and
electrical
equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution
and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.29	2.18	2.39
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,115,762,572
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 12,176,489
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%

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